Segment Information - Revenue from Operating Segments Under IFRS (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Net revenues under IFRS	$ 7,817	$ 8,236	$ 24,469	$ 24,816
Revenues under U.S. GAAP	7,739	8,166	24,190	24,546
Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(135)	(136)	(401)	(404)
IFRS Adjustments [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(78)	(70)	(279)	(270)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	7,448	7,910	23,329	23,793
Revenues under U.S. GAAP	7,468	7,942	23,371	23,868
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	3,659	4,138	11,801	12,621
Industrial Activities [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	841	733	2,546	2,426
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	2,565	2,723	7,675	7,846
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	1,027	1,010	3,484	3,090
Industrial Activities [Member] | Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(644)	(694)	(2,177)	(2,190)
Financial Services [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	504	462	1,541	1,427
Revenues under U.S. GAAP	$ 455	$ 416	$ 1,363	$ 1,247